Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12 – Subsequent Events

On January, 4, 2016, Ampio distributed a portion of its shares of common stock of Aytu to the Ampio shareholders on a pro rata basis. This transaction changed Ampio’s ownership from 81.5% down to 8.6% of Aytu’s outstanding shares on that date.

On January 5, 2016, Aytu accelerated the vesting of 335,000 options to employees of Ampio and Ampio will recognize the expense related to this modification.

On January 20, 2016, Aytu entered into subscription agreements with Joshua R. Disbrow, Aytu’s Chief Executive Officer, and Jarrett T. Disbrow, Aytu’s Chief Operating Officer, pursuant to which each officer agreed to purchase 153,846 shares of Aytu common stock at a price of $0.65 per share. The stock sales were consummated the same day resulting in gross proceeds to the Company of $200,000.

Per the convertible promissory note agreements, if Aytu sells equity securities at any time while the notes are outstanding in a financing transaction that is not a Qualified Financing, the holders of the convertible promissory notes have the option, but not the obligation, to convert the outstanding principal and accrued interest as of the as of the closing of such financings into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (a) the lowest cash price per share paid by purchasers of shares in such financing, or (b) $4.63. As a result of Aytu’s sale of common stock on January 20, 2016, the Company was obligated to provide notice to the above-referenced noteholders of such stock sales. In accordance with the convertible note terms, for a period of ten business days (which was extended to 15 business days by the Company, or February 11, 2016) following receipt of the notice, noteholders have the option to convert their entire balance (inclusive of accrued but unpaid interest) into a number of shares of Aytu common stock equal to 120% of the number of shares calculated by dividing such note balance by $0.65, which was the per share purchase price paid in the equity financing described above. On February 10, 2016, the date of the conversion, an aggregate of $4,125,000 of principal and $142,810 of accrued interest on the notes converted into an aggregate of 7,879,096 shares of Aytu’s common stock. After giving effect to the conversion, Aytu had 22,446,481 shares of common stock outstanding on February 10, 2016. Convertible notes in the aggregate principal amount of $1,050,000 remain outstanding.

In connection with the conversion of the Aytu notes, Aytu was obligated to issue to the placement agents for the convertible note offering warrants for an amount of shares equal to 8% of the number of shares of Aytu’s common stock for the notes sold by the placement agents issued upon conversion of the notes. As a result of the optional note conversion, on February 10, 2016, Aytu issued warrants to the placement agents to purchase an aggregate of 267,073 shares of our common stock at an exercise price of $0.65 per share. These warrants are exercisable for five years from the date of issuance of the related notes in July and August 2015. The warrants have a cashless exercise feature.

Note 11 – Subsequent Event

During July and August 2015, Aytu closed on note purchase agreements with institutional and high net worth individual investors for the purchase and sale of convertible promissory notes with an aggregate principal amount of $5.2 million. The sale of the notes was pursuant to a private placement.

Aytu intends to use the net proceeds of the offering to conduct clinical studies for both Zertane® and RedoxSYS™ and for working capital to begin commercializing FDA-approved ProstaScint®, as well as general corporate purposes.

The notes are an unsecured obligation. Unless earlier converted, the notes will mature 18 months from their respective dates of issuance which will be on January 22, February 11 and February 28, 2017, with an option to extend up to six months at our discretion (provided that in the event Aytu exercises such extension option, the then applicable interest rate shall increase by 2% for such extension period). Aytu does not have the right to prepay the notes prior to the maturity date. Interest will accrue on the notes in the following amounts: (i) 8% simple interest per annum for the first six months and (ii)  12% simple interest per annum thereafter if not converted during the first six months. If there has not been a registration statement on Form S-1 filed with the SEC for the registration of the shares of common stock underlying the notes by the expiration of the first six-month period then (a) the interest rate will increase to 14% for the remainder of the period in which the notes remain outstanding and (b) any notes held by officers and directors of the Company will be subordinated to the remaining notes. Interest will accrue, is payable with the principal upon maturity, conversion or acceleration of the notes and may be paid in kind or in cash, in Aytu’s sole discretion.

The notes are convertible at any time in a noteholder’s discretion into that number of shares of Aytu common stock equal in an amount equal to 120% of the number of shares of common stock calculated by dividing the then outstanding principal and accrued interest by $4.63. A holder of notes will be obligated to convert on the terms of Aytu’s next public offering of its stock resulting in proceeds to it of at least $5,000,000 in gross proceeds (excluding indebtedness converted in such financing) prior to the maturity date of the notes (a “Qualified Financing”). The principal and accrued interest under the notes will automatically convert into a number of shares of such equity securities of the Company sold in such financing equal to 120% of the principal and accrued interest under such note divided by the lesser of (i) the lowest price paid by an investor in such financing or (ii) $4.63. In the event that Aytu sells equity securities to investors at any time while the notes are outstanding in a financing transaction that is not a Qualified Financing, then the noteholders will have the option to convert in whole the outstanding principal and accrued interest as of the closing of such financing into a number of shares of Aytu capital stock in an amount equal to 120% of the number of such shares calculated by dividing the outstanding principal and accrued interest by the lesser of (i) the lowest cash price per share paid by purchasers of shares in such financing, or (ii) $4.63.

NewBridge Securities Corporation, Member FINRA/SIPC, through LifeTech Capital, acted as sole placement agent for the institutional portion of the offering. Aytu sold the balance of the notes to individuals and entities with whom Aytu has an established relationship. For notes sold by the placement agent, Aytu paid the placement agent 8% of the gross proceeds of notes sold by the placement agent and a warrant to purchase shares of Aytu’s common stock equal to 8% of the gross proceeds of the notes sold by the placement agent divided by the price per share at which equity securities are sold in Aytu’s next equity financing, in addition to a previously paid non-refundable retainer fee of $20,000. The placement agent warrant has a term of five years from the date of issuance of the related notes in July and August 2015,  will have an exercise price equal to 100% of the price per share at which equity securities are sold in Aytu’s next equity financing, and provides for cashless exercise.

On August 19, 2015, Aytu entered into a 37 month non-cancellable operating lease for new office space effective September 1, 2015. The new lease has initial base rent of $8,500 per month beginning in October 2015, with the total base rent over the term of the lease of approximately $318,000 which includes rent abatements. The Company recognizes rental expense of the facility on a straight-line basis over the term of the lease. Differences between the straight-line net expenses on rent payments are classified as liabilities between current deferred rent and long-term deferred rent.

On October 5, 2015, the Company entered into and closed on an Asset Purchase Agreement with FSC Laboratories, Inc. (the “Seller”). Pursuant to the agreement, the Company purchased assets related to the Seller’s product known as Primsol® (trimethoprim solution), including certain intellectual property and contracts, inventory, work in progress and all marketing and sales assets and materials related solely to Primsol (together, the “Primsol Business”), and assumed certain of the Seller’s liabilities, including those related to the sale and marketing of Primsol arising after the closing. The agreement provides that for a period of one year after the closing the Seller will not directly or indirectly sell, market, promote, advertise or distribute anywhere in the world any urinary tract anti-infective pharmaceutical or treatment product containing trimethoprim.

The Company paid $500,000 at closing for the Primsol Business and agreed to pay an additional $141,694 payable within five days after transfer of the Primsol-related product inventory. The Company also agreed to pay an additional (a) $500,000 payable no later than March 31, 2016, (b) $500,000 payable no later than June 30, 2016, and (c) $250,000 payable no later than September 30, 2016, for a total purchase price of $1,891,694.

On October 8, 2015, the Company and Biovest International, Inc. (“Biovest”) entered into a Master Services Agreement, pursuant to which Biovest is to provide manufacturing services to the Company. The agreement provides that the Company may engage Biovest from time to time to provide services in accordance with mutually agreed upon project addendums and purchase orders. The Company expects to use the agreement from time to time for manufacturing services, including without limitation, the manufacturing, processing, quality control testing, release or storage of its products. The agreement has a term of four years, provided that either party may terminate the agreement or any project addendum under the agreement on 30 days written notice of a material breach under the agreement. In addition, the Company may terminate the agreement or any project addendum under the agreement upon 180 days written notice for any reason. In conjunction with entering into the agreement, the Company submitted a work order to Biovest to provide the Company with active pharmaceutical ingredient for ProstaScint over a four-year period at a total cost of $5,000,000, of which the Company paid $1,000,000 upon submission of the work order.